Cover	Jun. 23, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2025
Entity File Number	001-42626
Entity Registrant Name	LIMINATUS PHARMA, INC.
Entity Central Index Key	0001971387
Entity Tax Identification Number	93-2710748
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 Centerpointe Drive #625
Entity Address, City or Town	La Palma
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90623
City Area Code	213
Local Phone Number	273-5453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	LIMN
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	LIMNW
Security Exchange Name	NASDAQ